Income Taxes - Schedule of the Movement of the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Movement of the Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 4,829	$ 3,016	$ 1,607
Addition of valuation allowance	2,301	1,813	1,409
Net change in the valuation allowance	2,301	1,813	1,409
Balance at the end of the year	$ 7,130	$ 4,829	$ 3,016